Expense Example - PGIM Jennison Small-Cap Core Equity Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,764